Schedule of Investments(a)
Invesco Aerospace & Defense ETF (PPA)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Aerospace & Defense-76.57%
AAR Corp.(b)	242,732	$18,134,508
AeroVironment, Inc.(b)(c)	306,869	82,130,419
Axon Enterprise, Inc.(b)	287,428	217,148,980
Boeing Co. (The)(b)	2,206,809	489,558,509
BWX Technologies, Inc.	489,237	74,329,777
Cadre Holdings, Inc.	218,689	7,232,045
CAE, Inc. (Canada)(b)	2,153,151	61,429,398
Curtiss-Wright Corp.	176,166	86,360,096
Ducommun, Inc.(b)	100,020	9,099,820
Elbit Systems Ltd. (Israel)	311,489	145,375,031
General Dynamics Corp.	907,146	282,675,765
General Electric Co.	1,832,329	496,707,745
HEICO Corp.(c)	329,075	107,541,710
Hexcel Corp.	502,757	30,120,172
Howmet Aerospace, Inc.	1,296,843	233,133,466
Huntington Ingalls Industries, Inc.	251,939	70,255,710
Karman Holdings, Inc.(b)(c)	888,603	45,940,775
Kratos Defense & Security Solutions, Inc.(b)(c)	1,031,600	60,554,920
L3Harris Technologies, Inc.	900,364	247,438,034
Leonardo DRS, Inc.	1,645,556	68,455,130
Loar Holdings, Inc.(b)(c)	324,461	23,980,912
Lockheed Martin Corp.	911,167	383,583,084
Mercury Systems, Inc.(b)(c)	401,735	21,127,244
Moog, Inc., Class A	142,513	27,587,667
Northrop Grumman Corp.	559,730	322,745,915
Rocket Lab Corp.(b)(c)	1,666,406	76,521,364
RTX Corp.	2,991,021	471,295,179
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	788,730	31,075,962
StandardAero, Inc.(b)(c)	2,181,124	62,271,090
Textron, Inc.	896,320	69,706,806
TransDigm Group, Inc.	146,519	235,669,951
V2X, Inc.(b)(c)	185,330	8,780,935
Woodward, Inc.(c)	255,653	65,723,273
		4,633,691,392
Communications Equipment-0.20%
Viasat, Inc.(b)(c)	731,667	12,021,289
Diversified Telecommunication Services-0.11%
Iridium Communications, Inc.(c)	269,052	6,581,012
Electrical Equipment-2.51%
Eaton Corp. PLC	394,603	151,811,666
Electronic Equipment, Instruments & Components-4.34%
Amphenol Corp., Class A	1,382,454	147,245,175
Keysight Technologies, Inc.(b)	186,293	30,535,286
OSI Systems, Inc.(b)(c)	81,500	18,012,315
Teledyne Technologies, Inc.(b)	94,515	52,079,655
TTM Technologies, Inc.(b)(c)	314,304	14,850,864
		262,723,295
	Shares	Value
Industrial Conglomerates-4.19%
Honeywell International, Inc.	1,140,905	$253,680,227
Machinery-3.68%
Oshkosh Corp.	123,084	15,573,819
Parker-Hannifin Corp.	283,479	207,478,280
		223,052,099
Metals & Mining-0.97%
ATI, Inc.(b)	764,092	58,789,239
Professional Services-5.27%
Amentum Holdings, Inc.(b)	1,112,377	27,776,054
BlackSky Technology, Inc.(b)(c)	212,792	4,094,118
Booz Allen Hamilton Holding Corp.	554,474	59,511,694
CACI International, Inc., Class A(b)(c)	132,318	60,941,701
KBR, Inc.	661,417	30,914,631
Leidos Holdings, Inc.	535,007	85,413,868
Parsons Corp.(b)(c)	308,971	22,925,648
Science Applications International Corp.(c)	245,792	27,400,892
		318,978,606
Software-2.16%
C3.ai, Inc., Class A(b)(c)	213,749	5,035,926
Palantir Technologies, Inc., Class A(b)	792,765	125,534,338
		130,570,264
Total Common Stocks & Other Equity Interests (Cost $4,344,290,872)		6,051,899,089

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $2,226,975)	2,226,975	2,226,975
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $4,346,517,847)		6,054,126,064
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.78%
Invesco Private Government Fund, 4.32%(d)(e)(f)	80,307,149	80,307,149
Invesco Private Prime Fund, 4.46%(d)(e)(f)	209,072,323	209,114,137
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $289,422,210)		289,421,286
TOTAL INVESTMENTS IN SECURITIES-104.82% (Cost $4,635,940,057)		6,343,547,350
OTHER ASSETS LESS LIABILITIES-(4.82)%		(291,882,750)
NET ASSETS-100.00%		$6,051,664,600
See accompanying notes which are an integral part of this schedule.

Invesco Aerospace & Defense ETF (PPA)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,020,998	$10,796,698	$(10,590,721)	$-	$-	$2,226,975	$28,525
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	96,657,557	314,821,548	(331,171,956)	-	-	80,307,149	991,224 *
Invesco Private Prime Fund	246,374,175	369,949,167	(407,208,280)	16,793	(17,718)	209,114,137	2,607,501 *
Total	$345,052,730	$695,567,413	$(748,970,957)	$16,793	$(17,718)	$291,648,261	$3,627,250

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-4.82%
Verizon Communications, Inc.	48,926	$2,092,076
Warner Bros. Discovery, Inc.(b)	238,972	3,147,261
		5,239,337
Consumer Discretionary-18.80%
Airbnb, Inc., Class A(b)	16,771	2,220,648
Best Buy Co., Inc.	30,513	1,985,176
CarMax, Inc.(b)	33,794	1,913,078
Carvana Co.(b)	7,328	2,859,166
Genuine Parts Co.	17,096	2,203,332
Marriott International, Inc., Class A	8,203	2,164,198
Tesla, Inc.(b)	6,391	1,970,154
Ulta Beauty, Inc.(b)	5,288	2,723,373
Williams-Sonoma, Inc.	12,747	2,384,326
		20,423,451
Consumer Staples-14.34%
Albertson’s Cos., Inc., Class A(c)	97,119	1,866,627
Clorox Co. (The)	16,232	2,038,090
Conagra Brands, Inc.	95,218	1,738,681
Hormel Foods Corp.	72,757	2,043,744
J.M. Smucker Co. (The)	19,022	2,041,822
Kimberly-Clark Corp.	15,173	1,890,859
McCormick & Co., Inc.	29,508	2,084,150
Molson Coors Beverage Co., Class B(c)	38,471	1,874,307
		15,578,280
Health Care-7.95%
Agilent Technologies, Inc.	19,636	2,254,409
IDEXX Laboratories, Inc.(b)	4,270	2,281,504
Mettler-Toledo International, Inc.(b)	1,887	2,327,954
Waters Corp.(b)	6,162	1,779,339
		8,643,206
Industrials-27.85%
3M Co.	14,327	2,137,875
C.H. Robinson Worldwide, Inc.	22,026	2,540,038
Caterpillar, Inc.	6,249	2,737,187
Cummins, Inc.	6,617	2,432,542
Expeditors International of Washington, Inc.(c)	18,864	2,192,751
Fastenal Co.	52,509	2,422,240
Graco, Inc.	25,271	2,122,259
Illinois Tool Works, Inc.	8,749	2,239,481
Rockwell Automation, Inc.	7,087	2,492,569
Snap-on, Inc.	6,645	2,134,308
Stanley Black & Decker, Inc.	32,165	2,175,962
	Shares	Value
Industrials-(continued)
United Parcel Service, Inc., Class B	22,311	$1,922,316
United Rentals, Inc.	3,076	2,715,923
		30,265,451
Information Technology-14.19%
Cloudflare, Inc., Class A(b)	13,663	2,837,532
DocuSign, Inc.(b)	25,056	1,895,236
Gartner, Inc.(b)	4,833	1,636,695
International Business Machines Corp.	8,205	2,077,096
NetApp, Inc.	21,478	2,236,504
Palantir Technologies, Inc., Class A(b)	17,738	2,808,812
Zoom Communications, Inc., Class A(b)	26,018	1,926,633
		15,418,508
Materials-4.02%
Ecolab, Inc.	8,195	2,145,123
RPM International, Inc.	18,974	2,227,738
		4,372,861
Utilities-7.98%
Ameren Corp.	22,181	2,243,165
Atmos Energy Corp.	13,637	2,126,281
Consolidated Edison, Inc.	20,343	2,105,500
WEC Energy Group, Inc.(c)	20,091	2,191,526
		8,666,472
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $105,324,344)		108,607,566
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.46%
Invesco Private Government Fund, 4.32%(d)(e)(f)	1,646,395	1,646,395
Invesco Private Prime Fund, 4.46%(d)(e)(f)	4,286,558	4,287,415
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,933,810)		5,933,810
TOTAL INVESTMENTS IN SECURITIES-105.41% (Cost $111,258,154)		114,541,376
OTHER ASSETS LESS LIABILITIES-(5.41)%		(5,881,433)
NET ASSETS-100.00%		$108,659,943

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$99,437	$392,888	$(492,325)	$-	$-	$-	$628
See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,821,775	$13,851,190	$(15,026,570)	$-	$-	$1,646,395	$25,639 *
Invesco Private Prime Fund	5,059,744	40,063,206	(40,835,559)	-	24	4,287,415	70,105 *
Total	$7,980,956	$54,307,284	$(56,354,454)	$-	$24	$5,933,810	$96,372

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Momentum ETF (PDP)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-2.14%
Liberty Media Corp.-Liberty Formula One(b)	64,316	$6,454,111
Netflix, Inc.(b)	9,759	11,314,585
Roblox Corp., Class A(b)	75,184	10,359,603
		28,128,299
Consumer Discretionary-13.46%
AutoZone, Inc.(b)	1,773	6,681,338
Booking Holdings, Inc.	1,210	6,659,913
Brinker International, Inc.(b)	70,023	11,035,625
Carvana Co.(b)	73,287	28,594,389
DoorDash, Inc., Class A(b)	39,371	9,852,593
Duolingo, Inc.(b)	14,877	5,155,624
Garmin Ltd.	32,106	7,023,508
O’Reilly Automotive, Inc.(b)	407,582	40,073,462
Ralph Lauren Corp.	24,793	7,406,909
Royal Caribbean Cruises Ltd.(c)	51,895	16,495,864
Tapestry, Inc.	78,509	8,481,327
Texas Roadhouse, Inc.	35,912	6,648,388
TJX Cos., Inc. (The)	107,464	13,382,492
Wingstop, Inc.(c)	25,737	9,711,600
		177,203,032
Consumer Staples-4.47%
Casey’s General Stores, Inc.	13,352	6,944,776
Costco Wholesale Corp.	20,484	19,247,586
Performance Food Group Co.(b)	92,716	9,308,686
Sprouts Farmers Market, Inc.(b)	95,120	14,414,485
US Foods Holding Corp.(b)	106,506	8,875,145
		58,790,678
Energy-1.28%
Antero Midstream Corp.	528,211	9,692,672
Williams Cos., Inc. (The)	118,647	7,112,887
		16,805,559
Financials-13.88%
Ameriprise Financial, Inc.	13,118	6,797,616
Ares Management Corp., Class A(c)	68,560	12,719,937
Arthur J. Gallagher & Co.	26,512	7,615,572
Coinbase Global, Inc., Class A(b)	36,954	13,959,743
Evercore, Inc., Class A	29,701	8,944,159
Houlihan Lokey, Inc.	42,635	8,128,789
Interactive Brokers Group, Inc., Class A	135,182	8,862,532
Intercontinental Exchange, Inc.	38,107	7,043,317
Mastercard, Inc., Class A	58,510	33,144,160
Primerica, Inc.(c)	27,943	7,422,499
Progressive Corp. (The)	24,799	6,002,350
Robinhood Markets, Inc., Class A(b)	232,640	23,973,552
SoFi Technologies, Inc.(b)(c)	445,790	10,065,938
Toast, Inc., Class A(b)	154,291	7,535,572
Unum Group	96,673	6,942,088
Visa, Inc., Class A	39,174	13,533,442
		182,691,266
Health Care-6.11%
Boston Scientific Corp.(b)	62,027	6,507,873
Cardinal Health, Inc.	43,295	6,720,250
Cencora, Inc.	21,404	6,123,256
Hims & Hers Health, Inc.(b)(c)	315,265	20,864,238
Insmed, Inc.(b)	105,595	11,328,232
Intuitive Surgical, Inc.(b)	19,792	9,521,733
	Shares	Value
Health Care-(continued)
McKesson Corp.	10,860	$7,531,844
Tenet Healthcare Corp.(b)	72,848	11,748,925
		80,346,351
Industrials-29.70%
AECOM	55,755	6,285,819
API Group Corp.(b)	298,030	10,749,942
Applied Industrial Technologies, Inc.	33,097	8,985,835
Automatic Data Processing, Inc.	20,691	6,403,864
Axon Enterprise, Inc.(b)	18,531	13,999,985
BWX Technologies, Inc.	47,317	7,188,872
Cintas Corp.	81,501	18,138,048
Comfort Systems USA, Inc.	45,470	31,979,051
Curtiss-Wright Corp.	17,587	8,621,499
EMCOR Group, Inc.	21,498	13,489,780
ESAB Corp.	54,128	7,262,354
ExlService Holdings, Inc.(b)	135,578	5,888,152
Fluor Corp.(b)	137,444	7,802,696
GE Vernova, Inc.	18,859	12,452,409
General Electric Co.	31,384	8,507,575
Howmet Aerospace, Inc.	120,697	21,697,700
Leidos Holdings, Inc.	42,324	6,757,027
Leonardo DRS, Inc.	238,626	9,926,842
Parker-Hannifin Corp.	10,339	7,567,114
Quanta Services, Inc.	47,061	19,112,884
Republic Services, Inc.	26,949	6,215,787
Rocket Lab Corp.(b)(c)	618,068	28,381,683
Rollins, Inc.	542,700	31,080,429
Trane Technologies PLC	54,489	23,870,541
TransDigm Group, Inc.	19,020	30,592,909
W.W. Grainger, Inc.	23,975	24,922,971
Wabtec Corp.	31,179	5,987,927
Woodward, Inc.	27,274	7,011,600
		390,881,295
Information Technology-25.76%
Amphenol Corp., Class A	316,465	33,706,687
AppLovin Corp., Class A(b)	88,450	34,557,415
Broadcom, Inc.	139,141	40,865,712
Cadence Design Systems, Inc.(b)	94,384	34,409,575
Cloudflare, Inc., Class A(b)	42,865	8,902,203
CrowdStrike Holdings, Inc., Class A(b)	17,282	7,855,879
Guidewire Software, Inc.(b)	30,991	7,010,784
Intuit, Inc.	29,228	22,947,780
Jabil, Inc.	50,500	11,270,085
KLA Corp.	17,723	15,579,049
Kyndryl Holdings, Inc.(b)	202,078	7,632,486
MACOM Technology Solutions Holdings, Inc.(b)	98,390	13,493,205
Microsoft Corp.	23,167	12,359,594
Nutanix, Inc., Class A(b)	122,986	9,244,858
Oracle Corp.	55,728	14,142,094
Palantir Technologies, Inc., Class A(b)	188,557	29,858,001
Palo Alto Networks, Inc.(b)	31,169	5,410,938
Pegasystems, Inc.(c)	124,893	7,332,468
Super Micro Computer, Inc.(b)	153,514	9,052,721
Twilio, Inc., Class A(b)	54,471	7,026,759
Zscaler, Inc.(b)	22,181	6,334,006
		338,992,299
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Momentum ETF (PDP)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Materials-2.47%
ATI, Inc.(b)	175,642	$13,513,895
Carpenter Technology Corp.	76,382	19,048,907
		32,562,802
Utilities-0.73%
NRG Energy, Inc.	57,642	9,637,742
Total Common Stocks & Other Equity Interests (Cost $1,091,474,981)		1,316,039,323
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $1,019,721)	1,019,721	1,019,721
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $1,092,494,702)		1,317,059,044
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.59%
Invesco Private Government Fund, 4.32%(d)(e)(f)	24,172,508	$24,172,508
Invesco Private Prime Fund, 4.46%(d)(e)(f)	62,486,465	62,498,962
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $86,671,470)		86,671,470
TOTAL INVESTMENTS IN SECURITIES-106.67% (Cost $1,179,166,172)		1,403,730,514
OTHER ASSETS LESS LIABILITIES-(6.67)%		(87,740,222)
NET ASSETS-100.00%		$1,315,990,292

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$688,015	$3,178,592	$(2,846,886)	$-	$-	$1,019,721	$11,575
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,934,378	75,480,533	(61,242,403)	-	-	24,172,508	136,168 *
Invesco Private Prime Fund	25,842,465	158,145,899	(121,489,436)	340	(306)	62,498,962	370,849 *
Total	$36,464,858	$236,805,024	$(185,578,725)	$340	$(306)	$87,691,191	$518,592

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Listed Private Equity ETF (PSP)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-92.43%
Capital Markets-71.50%
3i Group PLC (United Kingdom)	265,697	$14,547,952
Alaris Equity Partners Income (Canada)	111,257	1,505,637
Ares Capital Corp.(b)	448,948	10,159,693
Bain Capital Specialty Finance, Inc., BDC	48,943	734,145
Blackstone Secured Lending Fund(b)	95,783	3,021,954
Blackstone, Inc., Class A	103,667	17,930,244
Blue Owl Capital Corp., BDC(b)	210,179	3,001,356
Blue Owl Capital, Inc.	756,087	14,630,283
Bridgepoint Group PLC (United Kingdom)(b)(c)	1,502,455	6,490,688
Capital Southwest Corp., BDC(b)	36,355	829,621
Carlyle Group, Inc. (The)(b)	198,676	12,051,686
Carlyle Secured Lending, Inc., BDC(b)	54,601	752,948
Chrysalis Investments Ltd. (Guernsey)(d)	1,101,122	1,756,946
CVC Capital Partners PLC (Luxembourg)(c)	698,009	13,424,196
Deutsche Beteiligungs AG (Germany)	27,057	754,250
EQT AB (Sweden)(b)	500,410	16,776,226
Fairfax India Holdings Corp. (India)(c)(d)	172,812	3,248,866
FS KKR Capital Corp., BDC(b)	107,827	2,254,663
Gimv N.V. (Belgium)(b)	75,273	3,617,519
Gladstone Investment Corp.(b)	55,036	764,450
Goldman Sachs BDC, Inc., BDC(b)	66,517	746,321
Golub Capital BDC, Inc.(b)	50,637	757,530
Hamilton Lane, Inc., Class A	45,746	6,967,116
Hercules Capital, Inc.(b)	84,411	1,583,550
Integral Corp. (Japan)(b)	80,520	1,841,559
IP Group PLC (United Kingdom)(d)	2,452,764	1,814,628
JAFCO Group Co. Ltd. (Japan)(b)	135,180	2,225,852
Kayne Anderson BDC, Inc.(b)	48,177	746,262
KKR & Co., Inc., Class A	117,986	17,294,388
Main Street Capital Corp.(b)	26,637	1,723,414
Molten Ventures PLC (United Kingdom)(d)	364,437	1,707,699
Morgan Stanley Direct Lending Fund(b)	39,342	735,695
Mutares SE & Co. KGaA (Germany)(b)	39,895	1,378,453
New Mountain Finance Corp., BDC(b)	71,084	747,804
Oaktree Specialty Lending Corp.(b)	53,428	738,909
Onex Corp. (Canada)	108,855	8,875,003
P10, Inc., Class A(b)	77,567	954,074
Partners Group Holding AG (Switzerland)	11,099	14,924,026
Patria Investments Ltd., Class A (Cayman Islands)(b)	171,015	2,385,659
PennantPark Floating Rate Capital Ltd., BDC(b)	73,968	774,445
Petershill Partners PLC (United Kingdom)(b)(c)	1,863,229	5,780,536
Ratos AB, Class B (Sweden)	738,410	2,621,922
Sixth Street Specialty Lending, Inc.(b)	32,746	795,073
SLR Investment Corp., BDC	45,403	726,448
StepStone Group, Inc., Class A(b)	105,657	6,271,799
STIC Investments, Inc. (South Korea)	98,814	706,956
TPG, Inc.(b)	259,294	14,797,909
Woori Technology Investment Co. Ltd. (South Korea)(d)	285,040	1,904,210
		230,780,563
Consumer Staples Distribution & Retail-1.24%
Sonae SGPS S.A. (Portugal)	2,757,227	3,990,128
Diversified Consumer Services-1.41%
Graham Holdings Co., Class B(b)	4,788	4,568,614
	Shares	Value
Financial Services-15.47%
Cannae Holdings, Inc.(b)	39,608	$846,819
Compass Diversified Holdings	106,626	681,340
Eurazeo SE (France)	154,412	9,087,469
HAL Trust (Netherlands)	99,295	14,131,126
Kinnevik AB, Class B (Sweden)(b)(d)	635,255	5,712,874
Sofina S.A. (Belgium)(b)	46,658	14,329,668
Wendel SE (France)	54,840	5,153,911
		49,943,207
Industrial Conglomerates-1.49%
Brookfield Business Corp., Class A (Canada)	77,289	2,380,359
Italmobiliare S.p.A. (Italy)(b)	75,530	2,439,204
		4,819,563
Interactive Media & Services-0.78%
IAC, Inc.(b)(d)	63,834	2,508,676
IT Services-0.54%
Digital Garage, Inc. (Japan)	65,777	1,734,268
Total Common Stocks & Other Equity Interests (Cost $248,505,583)		298,345,019

Closed-End Funds-7.47%
Apax Global Alpha Ltd. (Guernsey)(b)(c)	987,741	2,122,865
Destiny Tech100, Inc.(b)(d)	19,269	572,289
HBM Healthcare Investments AG (Switzerland)	10,681	2,216,751
HgCapital Trust PLC (United Kingdom)	1,140,224	7,869,916
NB Private Equity Partners Ltd. (Guernsey)(b)	78,064	1,495,348
Oakley Capital Investments Ltd. (Bermuda)	459,671	3,357,256
Pantheon International PLC (United Kingdom)(d)	933,558	4,024,216
Partners Group Private Equity Ltd. (Guernsey)	141,812	1,614,537
Schiehallion Fund Ltd. (The) (Guernsey)(c)(d)	704,562	845,316
Total Closed-End Funds (Cost $21,782,482)		24,118,494
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $270,288,065)		322,463,513
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.31%
Invesco Private Government Fund, 4.32%(e)(f)(g)	15,502,545	15,502,545
Invesco Private Prime Fund, 4.46%(e)(f)(g)	40,348,742	40,356,812
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,859,846)		55,859,357
TOTAL INVESTMENTS IN SECURITIES-117.21% (Cost $326,147,911)		378,322,870
OTHER ASSETS LESS LIABILITIES-(17.21)%		(55,551,993)
NET ASSETS-100.00%		$322,770,877
See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
BDC	-Business Development Company

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $31,912,467, which represented 9.89% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,717,578	$(6,717,578)	$-	$-	$-	$2,496
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,792,924	33,327,669	(37,618,048)	-	-	15,502,545	174,677 *
Invesco Private Prime Fund	51,480,411	84,711,310	(95,834,391)	2,219	(2,737)	40,356,812	471,157 *
Total	$71,273,335	$124,756,557	$(140,170,017)	$2,219	$(2,737)	$55,859,357	$648,330

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	13.08%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Golden Dragon China ETF (PGJ)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Communication Services-26.42%
Autohome, Inc., ADR	52,212	$1,414,423
Baidu, Inc., ADR(b)	102,171	8,977,766
Bilibili, Inc., ADR(b)(c)	90,946	2,075,388
DouYu International Holdings Ltd., ADR	10,465	90,627
Hello Group, Inc., ADR	134,183	1,104,326
HUYA, Inc., ADR	73,562	247,168
iQIYI, Inc., ADR(b)	404,898	745,012
Kanzhun Ltd., ADR(b)	269,837	5,116,110
NetEase, Inc., ADR	71,923	9,371,567
Sohu.com Ltd., ADR(b)	23,944	372,090
Tencent Music Entertainment Group, ADR	310,626	6,520,040
Weibo Corp., ADR	73,952	712,897
Zhihu, Inc., ADR(b)	33,463	141,548
		36,888,962
Consumer Discretionary-47.91%
Alibaba Group Holding Ltd., ADR	91,900	11,085,897
Atour Lifestyle Holdings Ltd., ADR	73,366	2,481,238
ATRenew, Inc., ADR(b)	101,312	322,172
Baozun, Inc., ADR(b)	35,990	97,533
Cango, Inc., ADR(b)(c)	84,177	404,891
ECARX Holdings, Inc.(b)(c)	250,564	423,453
Gaotu Techedu, Inc., ADR(b)	117,247	412,709
H World Group Ltd., ADR	121,106	3,780,929
Hesai Group, ADR(b)	7,844	149,036
JD.com, Inc., ADR	322,798	10,164,909
Li Auto, Inc., ADR(b)(c)	158,817	4,145,124
MINISO Group Holding Ltd., ADR(c)	22,645	432,746
NetClass Technology ,Inc.(b)(c)	13,291	24,987
New Oriental Education & Technology Group, Inc., ADR(c)	79,616	3,511,862
NIO, Inc., ADR(b)(c)	1,010,335	4,920,332
Niu Technologies, ADR(b)	39,297	141,469
Park Ha Biological Technology Co. Ltd.(b)(c)	20,311	14,654
QuantaSing Group Ltd., ADR(c)	19,001	162,459
SunCar Technology Group, Inc., Class A (Hong Kong)(b)(c)	43,339	96,646
TAL Education Group, ADR(b)	320,249	3,503,524
Vipshop Holdings Ltd., ADR	316,331	4,773,435
XPeng, Inc., ADR(b)(c)	182,774	3,328,315
Youdao, Inc., ADR(b)(c)	28,871	251,178
Yum China Holdings, Inc.	239,708	11,189,569
ZEEKR Intelligent Technology Holding Ltd., ADR(b)(c)	38,046	1,074,419
		66,893,486
Consumer Staples-1.41%
DingDong (Cayman) Ltd., ADR(b)	108,325	227,482
RLX Technology, Inc., ADR	544,303	1,246,454
Yatsen Holding Ltd., ADR(b)	55,632	495,681
		1,969,617
Financials-6.16%
FinVolution Group, ADR	149,662	1,285,596
Jiayin Group, Inc., ADR(c)	11,302	150,769
LexinFintech Holdings Ltd., ADR	114,397	728,709
Lufax Holding Ltd., ADR(b)	197,474	570,700
Noah Holdings Ltd., ADR	29,425	357,514
Qifu Technology, Inc., ADR	98,866	3,394,070
Qudian, Inc., ADR(b)	154,706	625,012
Up Fintech Holding Ltd., ADR(b)	104,938	1,027,343
Waterdrop, Inc., ADR(c)	113,667	183,004
	Shares	Value
Financials-(continued)
X Financial, ADR(c)	13,506	$194,351
Yiren Digital Ltd., ADR	14,088	83,401
		8,600,469
Health Care-1.38%
Ascentage Pharma Group International, ADR(b)(c)	977	36,345
Zai Lab Ltd., ADR(b)(c)	44,725	1,690,605
Zhengye Biotechnology Holding Ltd.(b)(c)	36,314	205,174
		1,932,124
Industrials-6.98%
EHang Holdings Ltd., ADR(b)(c)	38,732	677,810
eLong Power Holding Ltd.(b)(c)	34,311	130,039
Full Truck Alliance Co. Ltd., ADR	449,780	5,194,959
HUHUTECH International Group Inc.(b)(c)	16,392	107,204
ZJK Industrial Co. Ltd.(b)(c)	47,265	152,193
ZTO Express (Cayman), Inc., ADR	176,509	3,475,462
		9,737,667
Information Technology-5.80%
Agora, Inc., ADR(b)	56,204	216,385
Canadian Solar, Inc. (Canada)(b)(c)	51,696	593,987
Daqo New Energy Corp., ADR(b)	57,232	1,245,368
GDS Holdings Ltd., ADR(b)(c)	76,380	2,755,027
JinkoSolar Holding Co. Ltd., ADR(c)	29,001	636,282
Kingsoft Cloud Holdings Ltd., ADR(b)(c)	19,332	279,927
Next Technology Holding, Inc.(b)(c)	337,716	648,415
Pony AI, Inc., ADR(b)(c)	15,399	206,963
Tuya, Inc., ADR	162,028	387,247
Vnet Group, Inc., ADR(b)	112,851	937,792
Xunlei Ltd., ADR(b)(c)	40,817	188,574
		8,095,967
Real Estate-3.74%
KE Holdings, Inc., ADR	283,367	5,219,620
Total Common Stocks & Other Equity Interests (Cost $182,590,452)		139,337,912

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $12,979)	12,979	12,979
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $182,603,431)		139,350,891
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.87%
Invesco Private Government Fund, 4.32%(d)(e)(f)	5,049,573	5,049,573
Invesco Private Prime Fund, 4.46%(d)(e)(f)	12,916,440	12,919,023
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,968,596)		17,968,596
TOTAL INVESTMENTS IN SECURITIES-112.68% (Cost $200,572,027)		157,319,487
OTHER ASSETS LESS LIABILITIES-(12.68)%		(17,705,250)
NET ASSETS-100.00%		$139,614,237
See accompanying notes which are an integral part of this schedule.

Invesco Golden Dragon China ETF (PGJ)—(continued)
July 31, 2025
(Unaudited)

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$106,162	$2,103,093	$(2,196,276)	$-	$-	$12,979	$2,381
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,756,612	22,450,622	(21,157,661)	-	-	5,049,573	48,711 *
Invesco Private Prime Fund	9,893,211	41,847,748	(38,821,826)	-	(110)	12,919,023	130,717 *
Total	$13,755,985	$66,401,463	$(62,175,763)	$-	$(110)	$17,981,575	$181,809

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI Sustainable Future ETF (ERTH)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Automobile Components-0.04%
TYC Brother Industrial Co. Ltd. (Taiwan)	44,000	$59,668
Automobiles-20.68%
BYD Co. Ltd., A Shares (China)	92,700	1,348,029
BYD Co. Ltd., H Shares (China)(b)	358,475	5,234,043
Li Auto, Inc., A Shares (China)(c)	355,894	4,659,262
Lucid Group, Inc.(b)(c)	347,300	854,358
NIO, Inc., A shares (China)(b)(c)	447,997	2,144,260
OLA Electric Mobility Ltd. (India)(c)	250,171	116,912
Polestar Automotive Holding UK PLC, ADR (Hong Kong)(b)(c)	116,864	125,044
Rivian Automotive, Inc., Class A(b)(c)	223,847	2,880,911
Seres Group Co. Ltd. (China)	28,000	492,176
Tesla, Inc.(c)	19,688	6,069,220
XPeng, Inc. (China)(c)	353,519	3,217,022
Zhejiang Leapmotor Technology Co. Ltd. (China)(c)(d)	143,044	1,099,932
		28,241,169
Building Products-5.42%
Advanced Drainage Systems, Inc.	20,988	2,408,373
Kingspan Group PLC (Ireland)	44,061	3,667,445
Recticel S.A. (Belgium)(b)	12,040	146,940
Rockwool A/S (Denmark)	26,890	1,182,114
		7,404,872
Chemicals-0.77%
Finolex Industries Ltd. (India)	70,384	164,723
Umicore S.A. (Belgium)(b)	56,138	889,797
		1,054,520
Commercial Services & Supplies-0.47%
China Everbright Environment Group Ltd. (China)	1,050,152	562,032
Zhejiang Weiming Environment Protection Co. Ltd. (China)	28,900	76,421
		638,453
Construction & Engineering-0.59%
China Conch Venture Holdings Ltd. (China)	408,564	499,229
Inox Green Energy Services Ltd. (India)(c)	31,225	58,484
Sterling and Wilson Renewable Energy Ltd. (India)(c)(d)	33,107	105,500
Waaree Renewable Technologies Ltd. (India)	7,392	87,509
West Holdings Corp. (Japan)(b)	5,904	58,958
		809,680
Diversified REITs-1.79%
American Assets Trust, Inc.	13,928	265,050
Merlin Properties SOCIMI S.A. (Spain)	112,378	1,560,560
Sekisui House Reit, Inc. (Japan)	1,185	616,848
		2,442,458
Electrical Equipment-13.87%
Array Technologies, Inc.(b)(c)	43,435	282,327
Contemporary Amperex Technology Co. Ltd., A Shares (China)	75,200	2,753,208
CS Wind Corp. (South Korea)	7,207	237,201
Energiekontor AG (Germany)	1,983	111,768
Goldwind Science & Technology Co. Ltd., A Shares (China)	58,800	78,713
Inox Wind Ltd. (India)(c)	209,807	358,127
Inox Wind Ltd., Rts., expiring 08/20/2025 (India)(c)	13,449	4,719
	Shares	Value
Electrical Equipment-(continued)
Kempower OYJ (Finland)(c)	6,332	$115,442
LG Energy Solution Ltd. (South Korea)(c)	13,327	3,643,122
Nextracker, Inc., Class A(c)	40,926	2,384,349
Nordex SE (Germany)(b)(c)	37,035	911,727
Olectra Greentech Ltd. (India)	11,639	186,125
Plug Power, Inc.(b)(c)	246,156	369,234
PNE AG (Germany)(b)	7,603	131,485
Shoals Technologies Group, Inc., Class A(b)(c)	47,604	256,586
Signify N.V.	36,551	876,962
Sungrow Power Supply Co. Ltd., A Shares (China)	35,520	354,555
Sunrun, Inc.(b)(c)	61,200	627,912
Vestas Wind Systems A/S (Denmark)(b)	287,595	5,267,768
		18,951,330
Electronic Equipment, Instruments & Components-1.16%
Badger Meter, Inc.	8,377	1,581,242
Food Products-1.83%
Darling Ingredients, Inc.(c)	45,037	1,458,298
Grieg Seafood ASA (Norway)(c)	14,477	96,773
SalMar ASA (Norway)	19,047	774,808
SLC Agricola S.A. (Brazil)	50,290	164,653
		2,494,532
Ground Transportation-1.63%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	839,200	629,059
BTS Group Holdings PCL, Wts., expiring 11/20/2026 (Thailand)(c)	1	0
MTR Corp. Ltd. (Hong Kong)	443,363	1,594,897
		2,223,956
Household Durables-2.98%
Beazer Homes USA, Inc.(c)	8,442	198,387
Berkeley Group Holdings PLC (The) (United Kingdom)	28,282	1,362,915
KB Home	20,429	1,128,907
Meritage Homes Corp.(b)	20,457	1,377,574
		4,067,783
Independent Power and Renewable Electricity Producers-6.01%
ACEN Corp. (Philippines)	2,813,148	120,326
Akfen Yenilenebilir Enerji A.S. (Turkey)(c)	101,833	45,251
Audax Renovables S.A. (Spain)	45,006	74,466
BCPG PCL, NVDR (Thailand)	339,773	69,377
Boralex, Inc., Class A (Canada)(b)	24,877	564,278
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)	677,176	198,368
China Longyuan Power Group Corp. Ltd., H Shares (China)	898,322	810,054
China Three Gorges Renewables (Group) Co. Ltd., A Shares (China)	489,100	294,356
Concord New Energy Group Ltd. (Hong Kong)	1,473,667	78,036
EDP Renovaveis S.A. (Spain)(b)	89,827	1,057,730
Energix-Renewable Energies Ltd. (Israel)	78,328	305,545
Enlight Renewable Energy Ltd. (Israel)(c)	33,954	834,885
ERG S.p.A. (Italy)	14,983	325,551
Grenergy Renovables S.A. (Spain)(c)	3,754	279,028
HD Renewable Energy Co. Ltd. (Taiwan)	23,983	150,065
KPI Green Energy Ltd. (India)(d)	25,126	146,126
Ormat Technologies, Inc.(b)	16,398	1,466,145
Scatec ASA (South Africa)(c)(d)	36,205	360,797
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
Serena Energia S.A. (Brazil)(c)	79,391	$168,040
Shinfox Energy Co. Ltd., Class C (Taiwan)	41,410	112,909
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	23,130	298,281
Voltalia S.A. (France)(b)(c)	11,172	94,730
Xinyi Energy Holdings Ltd. (China)(b)	593,548	93,948
XPLR Infrastructure L.P.	26,637	253,851
		8,202,143
Industrial REITs-1.99%
CRE Logistics REIT, Inc. (Japan)	161	159,738
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)	410	327,384
Nippon Prologis REIT, Inc. (Japan)	1,940	1,049,067
Tritax Big Box REIT PLC (United Kingdom)	635,811	1,185,105
		2,721,294
IT Services-1.45%
GDS Holdings Ltd., A Shares (China)(c)	301,443	1,358,526
Kingsoft Cloud Holdings Ltd., H shares (China)(b)(c)	637,955	622,562
		1,981,088
Machinery-2.16%
Alstom S.A. (France)(b)(c)	98,572	2,318,927
Energy Recovery, Inc.(c)	15,650	210,492
Stadler Rail AG (Switzerland)	15,662	413,997
		2,943,416
Metals & Mining-0.63%
Century Iron and Steel Industrial Co. Ltd. (Taiwan)	51,000	318,362
Sigma Lithium Corp. (Brazil)(b)(c)	17,446	90,545
Sims Ltd.	46,771	454,685
		863,592
Office REITs-7.48%
Brandywine Realty Trust(b)	49,279	197,116
Centuria Office REIT (Australia)	110,108	89,803
Cousins Properties, Inc.	47,817	1,295,841
Covivio S.A. (France)	15,895	1,032,093
Douglas Emmett, Inc.(b)	47,685	722,905
Embassy Office Parks REIT (India)	242,950	1,095,396
Gecina S.A. (France)(c)	13,112	1,292,335
Global One Real Estate Investment Corp. (Japan)	284	269,066
Inmobiliaria Colonial SOCIMI S.A. (Spain)	89,329	593,313
Japan Excellent, Inc. (Japan)(b)	343	317,972
Keppel REIT (Singapore)	771,740	563,718
Mori Hills REIT Investment Corp. (Japan)(b)	410	371,283
Paramount Group, Inc.(b)(c)	53,068	324,776
Piedmont Realty Trust, Inc., Class A	35,430	267,851
Vornado Realty Trust	46,464	1,785,147
		10,218,615
Oil, Gas & Consumable Fuels-0.23%
REX American Resources Corp.(b)(c)	4,362	228,046
Verbio SE (Germany)	6,325	82,197
		310,243
Paper & Forest Products-2.25%
Canfor Corp. (Canada)(b)(c)	16,790	164,919
Suzano S.A. (Brazil)	198,100	1,845,284
West Fraser Timber Co. Ltd. (Canada)	15,374	1,068,190
		3,078,393
	Shares	Value
Real Estate Management & Development-0.19%
Lighthouse Properties PLC (Mauritius)(b)	315,590	$141,801
Platzer Fastigheter Holding AB, Class B (Sweden)	17,096	122,192
		263,993
Residential REITs-0.28%
Elme Communities	25,070	378,056
Retail REITs-7.39%
AEON REIT Investment Corp. (Japan)(b)	484	413,478
CapitaLand Integrated Commercial Trust (Singapore)	1,666,392	2,815,918
Eurocommercial Properties N.V. (Netherlands)	12,435	380,669
First Capital REIT (Canada)(b)	29,639	398,531
Frasers Centrepoint Trust (Singapore)	389,526	664,798
Japan Metropolitan Fund Investment Corp. (Japan)	2,048	1,492,577
Klepierre S.A. (France)	61,269	2,345,625
Lendlease Global Commercial REIT (Singapore)	485,759	205,249
Mapletree Pan Asia Commercial Trust (Singapore)(b)	675,086	669,487
Mercialys S.A. (France)	26,737	331,539
SmartCentres REIT (Canada)(b)	20,648	379,342
		10,097,213
Semiconductors & Semiconductor Equipment-12.71%
CSI Solar Co., Ltd. (China)	62,852	77,895
Duk San Neolux Co. Ltd. (South Korea)(c)	3,874	111,049
Enphase Energy, Inc.(c)	37,360	1,208,970
First Solar, Inc.(b)(c)	29,012	5,069,267
Flat Glass Group Co. Ltd., A Shares (China)	32,300	72,867
JA Solar Technology Co. Ltd., A Shares (China)(c)	56,308	86,360
Jinko Solar Co. Ltd., A Shares (China)(c)	170,000	123,318
JinkoSolar Holding Co. Ltd., ADR (China)(b)	9,839	215,868
LONGi Green Energy Technology Co. Ltd., A Shares (China)(c)	129,372	282,888
NVIDIA Corp.	50,374	8,960,023
SMA Solar Technology AG (Germany)(c)	4,428	101,658
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Tic (Turkey)(c)	51,546	40,855
SolarEdge Technologies, Inc.(b)(c)	16,814	431,447
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares (China)(c)	68,900	77,920
Xinyi Solar Holdings Ltd. (China)	1,292,539	500,373
		17,360,758
Software-0.13%
Tuya, Inc., ADR (China)	76,500	182,835
Specialized REITs-5.14%
Digital Realty Trust, Inc.	39,790	7,020,548
Transportation Infrastructure-0.37%
Taiwan High Speed Rail Corp. (Taiwan)	561,000	511,267
Water Utilities-0.29%
Beijing Enterprises Water Group Ltd. (China)(b)	1,145,646	392,070
Total Common Stocks & Other Equity Interests (Cost $166,260,004)		136,495,187
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value

Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f) (Cost $219,057)	219,057	$219,057
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $166,479,061)		136,714,244
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.25%
Invesco Private Government Fund, 4.32%(e)(f)(g)	6,914,526	6,914,526
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(e)(f)(g)	18,007,873	$18,011,475
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,926,186)		24,926,001
TOTAL INVESTMENTS IN SECURITIES-118.34% (Cost $191,405,247)		161,640,245
OTHER ASSETS LESS LIABILITIES-(18.34)%		(25,051,402)
NET ASSETS-100.00%		$136,588,843

Investment Abbreviations:
ADR	-American Depositary Receipt
NVDR	-Non-Voting Depositary Receipt
REIT	-Real Estate Investment Trust
Rts.	-Rights
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $1,712,355, which represented 1.25% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$201,797	$2,706,795	$(2,689,535)	$-	$-	$219,057	$2,987
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,622,213	12,010,297	(13,717,984)	-	-	6,914,526	78,959 *
Invesco Private Prime Fund	22,451,072	28,894,979	(33,334,391)	1,416	(1,601)	18,011,475	212,354 *
Total	$31,275,082	$43,612,071	$(49,741,910)	$1,416	$(1,601)	$25,145,058	$294,300

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	20.89%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 BuyWrite ETF (PBP)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-101.62%
Communication Services-10.02%
Alphabet, Inc., Class A	31,398	$6,025,276
Alphabet, Inc., Class C	25,319	4,883,022
AT&T, Inc.	38,875	1,065,564
Charter Communications, Inc., Class A(b)	516	138,990
Comcast Corp., Class A	20,118	668,521
Electronic Arts, Inc.	1,234	188,173
Fox Corp., Class A	1,154	64,347
Fox Corp., Class B	714	36,514
Interpublic Group of Cos., Inc. (The)	1,999	49,175
Live Nation Entertainment, Inc.(b)	850	125,545
Match Group, Inc.	1,325	45,408
Meta Platforms, Inc., Class A	11,716	9,061,623
Netflix, Inc.(b)	2,300	2,666,620
News Corp., Class A	2,039	59,783
News Corp., Class B	600	20,052
Omnicom Group, Inc.	1,054	75,941
Paramount Global, Class B	3,254	40,903
Take-Two Interactive Software, Inc.(b)	918	204,466
TKO Group Holdings, Inc.	361	60,652
T-Mobile US, Inc.	2,577	614,383
Trade Desk, Inc. (The), Class A(b)	2,420	210,443
Verizon Communications, Inc.	22,778	973,987
Walt Disney Co. (The)	9,710	1,156,558
Warner Bros. Discovery, Inc.(b)	12,164	160,200
		28,596,146
Consumer Discretionary-10.56%
Airbnb, Inc., Class A(b)	2,332	308,780
Amazon.com, Inc.(b)	50,981	11,935,162
Aptiv PLC (Jersey)(b)	1,179	80,927
AutoZone, Inc.(b)	89	335,386
Best Buy Co., Inc.	1,041	67,727
Booking Holdings, Inc.	177	974,219
Caesars Entertainment, Inc.(b)	1,122	29,935
CarMax, Inc.(b)	822	46,533
Carnival Corp.(b)	5,673	168,885
Chipotle Mexican Grill, Inc.(b)	7,279	312,124
D.R. Horton, Inc.	1,495	213,546
Darden Restaurants, Inc.	630	127,052
Deckers Outdoor Corp.(b)	819	86,953
Domino’s Pizza, Inc.	187	86,620
DoorDash, Inc., Class A(b)	1,851	463,213
eBay, Inc.	2,493	228,733
Expedia Group, Inc.	660	118,945
Ford Motor Co.	21,099	233,566
Garmin Ltd.	831	181,790
General Motors Co.	5,194	277,048
Genuine Parts Co.	750	96,660
Hasbro, Inc.	713	53,589
Hilton Worldwide Holdings, Inc.	1,284	344,215
Home Depot, Inc. (The)	5,371	1,973,896
Las Vegas Sands Corp.	1,832	95,997
Lennar Corp., Class A	1,255	140,786
LKQ Corp.	1,393	41,052
Lowe’s Cos., Inc.	3,026	676,523
lululemon athletica, inc.(b)	595	119,315
Marriott International, Inc., Class A	1,230	324,511
McDonald’s Corp.	3,864	1,159,470
MGM Resorts International(b)	1,116	40,678
Mohawk Industries, Inc.(b)	280	32,063
NIKE, Inc., Class B	6,362	475,178
Norwegian Cruise Line Holdings Ltd.(b)	2,412	61,651
	Shares	Value
Consumer Discretionary-(continued)
NVR, Inc.(b)	15	$113,242
O’Reilly Automotive, Inc.(b)	4,619	454,140
Pool Corp.	205	63,169
PulteGroup, Inc.	1,082	122,179
Ralph Lauren Corp.	217	64,829
Ross Stores, Inc.	1,777	242,632
Royal Caribbean Cruises Ltd.	1,349	428,807
Starbucks Corp.	6,141	547,532
Tapestry, Inc.	1,120	120,994
Tesla, Inc.(b)	15,113	4,658,884
TJX Cos., Inc. (The)	6,031	751,040
Tractor Supply Co.	2,864	163,105
Ulta Beauty, Inc.(b)	244	125,662
Williams-Sonoma, Inc.	667	124,762
Wynn Resorts Ltd.	476	51,898
Yum! Brands, Inc.	1,503	216,657
		30,162,260
Consumer Staples-5.33%
Altria Group, Inc.	9,100	563,654
Archer-Daniels-Midland Co.	2,596	140,651
Brown-Forman Corp., Class B	985	28,417
Bunge Global S.A.	727	57,986
Campbell’s Co. (The)	1,063	33,931
Church & Dwight Co., Inc.	1,330	124,714
Clorox Co. (The)	668	83,874
Coca-Cola Co. (The)	20,923	1,420,462
Colgate-Palmolive Co.	4,379	367,179
Conagra Brands, Inc.	2,580	47,111
Constellation Brands, Inc., Class A	826	137,975
Costco Wholesale Corp.	2,395	2,250,438
Dollar General Corp.	1,191	124,936
Dollar Tree, Inc.(b)	1,067	121,158
Estee Lauder Cos., Inc. (The), Class A	1,266	118,168
General Mills, Inc.	2,956	144,785
Hershey Co. (The)	799	148,718
Hormel Foods Corp.	1,574	44,214
J.M. Smucker Co. (The)	574	61,613
Kellanova	1,455	116,153
Kenvue, Inc.	10,372	222,376
Keurig Dr Pepper, Inc.	7,336	239,520
Kimberly-Clark Corp.	1,793	223,444
Kraft Heinz Co. (The)	4,668	128,183
Kroger Co. (The)	3,311	232,101
Lamb Weston Holdings, Inc.	763	43,544
McCormick & Co., Inc.	1,364	96,339
Molson Coors Beverage Co., Class B	928	45,212
Mondelez International, Inc., Class A	6,996	452,571
Monster Beverage Corp.(b)	3,795	222,956
PepsiCo, Inc.	7,405	1,021,298
Philip Morris International, Inc.	8,407	1,379,168
Procter & Gamble Co. (The)	12,668	1,906,154
Sysco Corp.	2,618	208,393
Target Corp.	2,453	246,527
Tyson Foods, Inc., Class A	1,546	80,856
Walgreens Boots Alliance, Inc.	3,879	45,152
Walmart, Inc.	23,342	2,287,049
		15,216,980
Energy-3.05%
APA Corp.	1,947	37,558
Baker Hughes Co., Class A	5,355	241,243
Chevron Corp.	10,323	1,565,380
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
ConocoPhillips	6,818	$650,028
Coterra Energy, Inc.	4,124	100,584
Devon Energy Corp.	3,467	115,174
Diamondback Energy, Inc.	1,010	150,147
EOG Resources, Inc.	2,946	353,579
EQT Corp.	3,231	173,666
Expand Energy Corp.	1,167	122,278
Exxon Mobil Corp.	23,287	2,599,761
Halliburton Co.	4,646	104,070
Kinder Morgan, Inc.	10,443	293,031
Marathon Petroleum Corp.	1,658	282,175
Occidental Petroleum Corp.	3,830	168,290
ONEOK, Inc.	3,374	277,039
Phillips 66	2,199	271,753
Schlumberger N.V.	8,108	274,050
Targa Resources Corp.	1,174	195,365
Texas Pacific Land Corp.	100	96,813
Valero Energy Corp.	1,694	232,603
Williams Cos., Inc. (The)	6,595	395,370
		8,699,957
Financials-13.99%
Aflac, Inc.	2,628	261,118
Allstate Corp. (The)	1,433	291,257
American Express Co.	2,993	895,835
American International Group, Inc.	3,114	241,740
Ameriprise Financial, Inc.	515	266,868
Aon PLC, Class A	1,164	414,046
Apollo Global Management, Inc.	2,437	354,145
Arch Capital Group Ltd.	2,018	173,669
Arthur J. Gallagher & Co.	1,382	396,979
Assurant, Inc.	274	51,320
Bank of America Corp.	35,399	1,673,311
Bank of New York Mellon Corp. (The)	3,866	392,206
Berkshire Hathaway, Inc., Class B(b)	9,889	4,666,421
BlackRock, Inc.	787	870,430
Blackstone, Inc., Class A	3,941	681,635
Block, Inc., Class A(b)	2,916	225,290
Brown & Brown, Inc.	1,515	138,426
Capital One Financial Corp.	3,454	742,610
Cboe Global Markets, Inc.	565	136,188
Charles Schwab Corp. (The)	9,225	901,559
Chubb Ltd.	2,015	536,071
Cincinnati Financial Corp.	843	124,351
Citigroup, Inc.	10,091	945,527
Citizens Financial Group, Inc.	2,343	111,808
CME Group, Inc., Class A	1,944	540,976
Coinbase Global, Inc., Class A(b)	1,140	430,646
Corpay, Inc.(b)	379	122,436
Erie Indemnity Co., Class A	137	48,805
Everest Group Ltd.	231	77,570
FactSet Research Systems, Inc.	207	83,400
Fidelity National Information Services, Inc.	2,839	225,445
Fifth Third Bancorp	3,607	149,943
Fiserv, Inc.(b)	2,998	416,542
Franklin Resources, Inc.	1,673	40,152
Global Payments, Inc.	1,318	105,374
Globe Life, Inc.	447	62,790
Goldman Sachs Group, Inc. (The)	1,656	1,198,265
Hartford Insurance Group, Inc. (The)	1,535	190,939
Huntington Bancshares, Inc.	7,869	129,288
Intercontinental Exchange, Inc.	3,099	572,788
Invesco Ltd.(c)	2,417	50,781
	Shares	Value
Financials-(continued)
Jack Henry & Associates, Inc.	396	$67,247
JPMorgan Chase & Co.	14,987	4,439,749
KeyCorp	5,327	95,460
KKR & Co., Inc., Class A	3,656	535,896
Loews Corp.	942	85,289
M&T Bank Corp.	865	163,225
MarketAxess Holdings, Inc.	204	41,922
Marsh & McLennan Cos., Inc.	2,660	529,872
Mastercard, Inc., Class A	4,383	2,482,838
MetLife, Inc.	3,048	231,496
Moody’s Corp.	835	430,634
Morgan Stanley	6,675	950,920
MSCI, Inc.	420	235,771
Nasdaq, Inc.	2,235	215,052
Northern Trust Corp.	1,051	136,630
PayPal Holdings, Inc.(b)	5,253	361,196
PNC Financial Services Group, Inc. (The)	2,135	406,226
Principal Financial Group, Inc.	1,113	86,625
Progressive Corp. (The)	3,166	766,299
Prudential Financial, Inc.	1,911	197,941
Raymond James Financial, Inc.	982	164,122
Regions Financial Corp.	4,858	123,053
S&P Global, Inc.	1,698	935,768
State Street Corp.	1,541	172,207
Synchrony Financial	2,057	143,311
T. Rowe Price Group, Inc.	1,193	121,030
Travelers Cos., Inc. (The)	1,226	319,054
Truist Financial Corp.	7,073	309,161
U.S. Bancorp	8,415	378,338
Visa, Inc., Class A	9,246	3,194,216
W.R. Berkley Corp.	1,618	111,335
Wells Fargo & Co.	17,582	1,417,637
Willis Towers Watson PLC	535	168,958
		39,957,428
Health Care-8.93%
Abbott Laboratories	9,398	1,185,934
AbbVie, Inc.	9,544	1,804,007
Agilent Technologies, Inc.	1,540	176,807
Align Technology, Inc.(b)	366	47,218
Amgen, Inc.	2,904	856,970
Baxter International, Inc.	2,774	60,362
Becton, Dickinson and Co.	1,548	275,931
Biogen, Inc.(b)	792	101,376
Bio-Techne Corp.	845	46,247
Boston Scientific Corp.(b)	7,994	838,730
Bristol-Myers Squibb Co.	10,993	476,107
Cardinal Health, Inc.	1,289	200,079
Cencora, Inc.	934	267,199
Centene Corp.(b)	2,686	70,024
Charles River Laboratories International, Inc.(b)	265	44,955
Cigna Group (The)	1,445	386,364
Cooper Cos., Inc. (The)(b)	1,080	76,345
CVS Health Corp.	6,832	424,267
Danaher Corp.	3,440	678,230
DaVita, Inc.(b)	225	31,583
DexCom, Inc.(b)	2,117	170,990
Edwards Lifesciences Corp.(b)	3,168	251,254
Elevance Health, Inc.	1,222	345,924
Eli Lilly and Co.	4,248	3,143,817
GE HealthCare Technologies, Inc.	2,476	176,588
Gilead Sciences, Inc.	6,721	754,701
HCA Healthcare, Inc.	938	332,043
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Henry Schein, Inc.(b)	660	$44,649
Hologic, Inc.(b)	1,206	80,585
Humana, Inc.	655	163,665
IDEXX Laboratories, Inc.(b)	436	232,959
Incyte Corp.(b)	866	64,855
Insulet Corp.(b)	378	109,015
Intuitive Surgical, Inc.(b)	1,934	930,428
IQVIA Holdings, Inc.(b)	885	164,486
Johnson & Johnson	12,998	2,141,291
Labcorp Holdings, Inc.	453	117,816
McKesson Corp.	678	470,220
Medtronic PLC	6,930	625,363
Merck & Co., Inc.	13,564	1,059,620
Mettler-Toledo International, Inc.(b)	110	135,705
Moderna, Inc.(b)	1,838	54,331
Molina Healthcare, Inc.(b)	292	46,098
Pfizer, Inc.	30,713	715,306
Quest Diagnostics, Inc.	601	100,613
Regeneron Pharmaceuticals, Inc.	560	305,458
ResMed, Inc.	792	215,376
Revvity, Inc.	635	55,817
Solventum Corp.(b)	748	53,377
STERIS PLC	531	120,266
Stryker Corp.	1,857	729,300
Thermo Fisher Scientific, Inc.	2,040	954,067
UnitedHealth Group, Inc.	4,901	1,223,094
Universal Health Services, Inc., Class B	308	51,267
Vertex Pharmaceuticals, Inc.(b)	1,386	633,222
Viatris, Inc.	6,339	55,403
Waters Corp.(b)	320	92,403
West Pharmaceutical Services, Inc.	386	92,354
Zimmer Biomet Holdings, Inc.	1,069	97,974
Zoetis, Inc.	2,403	350,333
		25,510,768
Industrials-8.78%
3M Co.	2,906	433,633
A.O. Smith Corp.	626	44,315
Allegion PLC	466	77,319
AMETEK, Inc.	1,248	230,693
Automatic Data Processing, Inc.	2,191	678,115
Axon Enterprise, Inc.(b)	402	303,707
Boeing Co. (The)(b)	4,075	903,998
Broadridge Financial Solutions, Inc.	633	156,674
Builders FirstSource, Inc.(b)	595	75,642
C.H. Robinson Worldwide, Inc.	639	73,689
Carrier Global Corp.	4,309	295,684
Caterpillar, Inc.	2,542	1,113,447
Cintas Corp.	1,853	412,385
Copart, Inc.(b)	4,748	215,227
CSX Corp.	10,148	360,660
Cummins, Inc.	744	273,509
Dayforce, Inc.(b)	862	49,712
Deere & Co.	1,363	714,716
Delta Air Lines, Inc.	3,530	187,831
Dover Corp.	741	134,225
Eaton Corp. PLC	2,113	812,913
Emerson Electric Co.	3,040	442,350
Equifax, Inc.	673	161,675
Expeditors International of Washington, Inc.	740	86,018
Fastenal Co.	6,199	285,960
FedEx Corp.	1,193	266,624
Fortive Corp.	1,836	87,999
	Shares	Value
Industrials-(continued)
GE Vernova, Inc.	1,476	$974,588
Generac Holdings, Inc.(b)	318	61,911
General Dynamics Corp.	1,360	423,790
General Electric Co.	5,760	1,561,421
Honeywell International, Inc.	3,470	771,555
Howmet Aerospace, Inc.	2,179	391,719
Hubbell, Inc.	288	125,994
Huntington Ingalls Industries, Inc.	213	59,397
IDEX Corp.	410	67,039
Illinois Tool Works, Inc.	1,442	369,109
Ingersoll Rand, Inc.	2,178	184,324
J.B. Hunt Transport Services, Inc.	425	61,221
Jacobs Solutions, Inc.	647	91,790
Johnson Controls International PLC	3,557	373,485
L3Harris Technologies, Inc.	1,010	277,568
Leidos Holdings, Inc.	697	111,276
Lennox International, Inc.	174	105,966
Lockheed Martin Corp.	1,125	473,603
Masco Corp.	1,137	77,464
Nordson Corp.	291	62,335
Norfolk Southern Corp.	1,220	339,160
Northrop Grumman Corp.	732	422,079
Old Dominion Freight Line, Inc.	1,005	149,996
Otis Worldwide Corp.	2,131	182,605
PACCAR, Inc.	2,837	280,182
Parker-Hannifin Corp.	692	506,475
Paychex, Inc.	1,734	250,268
Paycom Software, Inc.	263	60,895
Pentair PLC	886	90,549
Quanta Services, Inc.	800	324,904
Republic Services, Inc.	1,095	252,562
Rockwell Automation, Inc.	607	213,488
Rollins, Inc.	1,519	86,993
RTX Corp.	7,218	1,137,340
Snap-on, Inc.	282	90,576
Southwest Airlines Co.	3,079	95,233
Stanley Black & Decker, Inc.	835	56,488
Textron, Inc.	977	75,981
Trane Technologies PLC	1,207	528,763
TransDigm Group, Inc.	302	485,755
Uber Technologies, Inc.(b)	11,295	991,136
Union Pacific Corp.	3,225	715,853
United Airlines Holdings, Inc.(b)	1,766	155,955
United Parcel Service, Inc., Class B	3,963	341,452
United Rentals, Inc.	350	309,029
Veralto Corp.	1,339	140,367
Verisk Analytics, Inc.	756	210,705
W.W. Grainger, Inc.	237	246,371
Wabtec Corp.	927	178,030
Waste Management, Inc.	1,980	453,737
Xylem, Inc.	1,315	190,175
		25,067,377
Information Technology-34.58%
Accenture PLC, Class A (Ireland)	3,381	903,065
Adobe, Inc.(b)	2,304	824,118
Advanced Micro Devices, Inc.(b)	8,760	1,544,476
Akamai Technologies, Inc.(b)	790	60,285
Amphenol Corp., Class A	6,534	695,936
Analog Devices, Inc.	2,677	601,335
Apple, Inc.	80,621	16,734,501
Applied Materials, Inc.	4,390	790,463
Arista Networks, Inc.(b)	5,561	685,226
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Autodesk, Inc.(b)	1,153	$349,486
Broadcom, Inc.	25,373	7,452,050
Cadence Design Systems, Inc.(b)	1,477	538,470
CDW Corp.	713	124,333
Cisco Systems, Inc.	21,494	1,463,312
Cognizant Technology Solutions Corp., Class A	2,662	191,025
Corning, Inc.	4,164	263,331
CrowdStrike Holdings, Inc., Class A(b)	1,345	611,397
Datadog, Inc., Class A(b)	1,727	241,745
Dell Technologies, Inc., Class C	1,618	214,692
Enphase Energy, Inc.(b)	710	22,976
EPAM Systems, Inc.(b)	305	48,102
F5, Inc.(b)	309	96,847
Fair Isaac Corp.(b)	134	192,520
First Solar, Inc.(b)	578	100,994
Fortinet, Inc.(b)	3,431	342,757
Gartner, Inc.(b)	418	141,556
Gen Digital, Inc.	2,947	86,907
GoDaddy, Inc., Class A(b)	770	124,417
Hewlett Packard Enterprise Co.	7,095	146,796
HP, Inc.	5,095	126,356
Intel Corp.	23,567	466,627
International Business Machines Corp.	5,019	1,270,560
Intuit, Inc.	1,511	1,186,331
Jabil, Inc.	579	129,215
Keysight Technologies, Inc.(b)	936	153,420
KLA Corp.	715	628,506
Lam Research Corp.	6,912	655,534
Microchip Technology, Inc.	2,905	196,349
Micron Technology, Inc.	6,037	658,878
Microsoft Corp.	40,123	21,405,620
Monolithic Power Systems, Inc.	259	184,211
Motorola Solutions, Inc.	900	395,082
NetApp, Inc.	1,097	114,231
NVIDIA Corp.	131,665	23,419,254
NXP Semiconductors N.V. (Netherlands)	1,364	291,582
ON Semiconductor Corp.(b)	2,259	127,317
Oracle Corp.	8,788	2,230,131
Palantir Technologies, Inc., Class A(b)	11,490	1,819,441
Palo Alto Networks, Inc.(b)	3,578	621,141
PTC, Inc.(b)	646	138,767
QUALCOMM, Inc.	5,928	869,993
Roper Technologies, Inc.	579	318,682
Salesforce, Inc.	5,184	1,339,183
Seagate Technology Holdings PLC	1,144	179,619
ServiceNow, Inc.(b)	1,117	1,053,465
Skyworks Solutions, Inc.	811	55,586
Super Micro Computer, Inc.(b)	2,774	163,583
Synopsys, Inc.(b)	1,001	634,103
TE Connectivity PLC (Switzerland)	1,602	329,612
Teledyne Technologies, Inc.(b)	253	139,408
Teradyne, Inc.	865	92,927
Texas Instruments, Inc.	4,909	888,824
Trimble, Inc.(b)	1,289	108,134
Tyler Technologies, Inc.(b)	234	136,787
VeriSign, Inc.	438	117,765
Western Digital Corp.	1,884	148,252
Workday, Inc., Class A(b)	1,167	267,686
Zebra Technologies Corp., Class A(b)	274	92,891
		98,748,171
Materials-1.86%
Air Products and Chemicals, Inc.	1,204	346,608
	Shares	Value
Materials-(continued)
Albemarle Corp.	634	$43,017
Amcor PLC	12,381	115,762
Avery Dennison Corp.	424	71,135
Ball Corp.	1,500	85,890
CF Industries Holdings, Inc.	873	81,041
Corteva, Inc.	3,685	265,799
Dow, Inc.	3,821	88,991
DuPont de Nemours, Inc.	2,262	162,638
Eastman Chemical Co.	622	45,163
Ecolab, Inc.	1,362	356,517
Freeport-McMoRan, Inc.	7,759	312,222
International Flavors & Fragrances, Inc.	1,380	98,021
International Paper Co.	2,852	133,303
Linde PLC	2,544	1,170,902
LyondellBasell Industries N.V., Class A	1,387	80,349
Martin Marietta Materials, Inc.	324	186,261
Mosaic Co. (The)	1,715	61,757
Newmont Corp.	6,013	373,407
Nucor Corp.	1,248	178,551
Packaging Corp. of America	484	93,775
PPG Industries, Inc.	1,228	129,554
Sherwin-Williams Co. (The)	1,247	412,607
Smurfit WestRock PLC	2,677	118,805
Steel Dynamics, Inc.	746	95,160
Vulcan Materials Co.	715	196,389
		5,303,624
Real Estate-2.03%
Alexandria Real Estate Equities, Inc.	831	63,513
American Tower Corp.	2,530	527,227
AvalonBay Communities, Inc.	769	143,249
BXP, Inc.	787	51,494
Camden Property Trust	576	62,899
CBRE Group, Inc., Class A(b)	1,585	246,848
CoStar Group, Inc.(b)	2,280	217,033
Crown Castle, Inc.	2,352	247,172
Digital Realty Trust, Inc.	1,712	302,065
Equinix, Inc., REIT	528	414,570
Equity Residential	1,846	116,667
Essex Property Trust, Inc.	347	90,283
Extra Space Storage, Inc.	1,144	153,708
Federal Realty Investment Trust	421	38,799
Healthpeak Properties, Inc.	3,751	63,542
Host Hotels & Resorts, Inc.	3,745	58,871
Invitation Homes, Inc.	3,080	94,402
Iron Mountain, Inc.	1,594	155,192
Kimco Realty Corp.	3,654	77,575
Mid-America Apartment Communities, Inc.	631	89,873
Prologis, Inc., REIT	5,011	535,075
Public Storage	851	231,421
Realty Income Corp., REIT	4,880	273,914
Regency Centers Corp.	880	62,832
SBA Communications Corp., Class A	579	130,113
Simon Property Group, Inc.	1,656	271,236
UDR, Inc.	1,628	63,964
Ventas, Inc.	2,437	163,718
VICI Properties, Inc.	5,709	186,113
Welltower, Inc., REIT	3,356	553,975
Weyerhaeuser Co.	3,917	98,121
		5,785,464
Utilities-2.49%
AES Corp. (The)	3,847	50,588
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
Alliant Energy Corp.	1,386	$90,104
Ameren Corp.	1,462	147,852
American Electric Power Co., Inc.	2,885	326,409
American Water Works Co., Inc.	1,054	147,813
Atmos Energy Corp.	856	133,467
CenterPoint Energy, Inc.	3,529	136,996
CMS Energy Corp.	1,615	119,187
Consolidated Edison, Inc.	1,944	201,204
Constellation Energy Corp.	1,695	589,589
Dominion Energy, Inc.	4,608	269,338
DTE Energy Co.	1,119	154,881
Duke Energy Corp.	4,198	510,645
Edison International	2,079	108,357
Entergy Corp.	2,409	217,846
Evergy, Inc.	1,244	88,075
Eversource Energy	1,986	131,275
Exelon Corp.	5,453	245,058
FirstEnergy Corp.	2,777	118,606
NextEra Energy, Inc.	11,122	790,329
	Shares	Value
Utilities-(continued)
NiSource, Inc.	2,544	$107,993
NRG Energy, Inc.	1,056	176,563
PG&E Corp.	11,874	166,473
Pinnacle West Capital Corp.	643	58,269
PPL Corp.	3,992	142,474
Public Service Enterprise Group, Inc.	2,694	241,894
Sempra	3,526	288,004
Southern Co. (The)	5,938	561,022
Vistra Corp.	1,833	382,254
WEC Energy Group, Inc.	1,725	188,163
Xcel Energy, Inc.	3,116	228,839
		7,119,567
TOTAL INVESTMENTS IN SECURITIES-101.62% (Cost $251,839,551)		290,167,742
OTHER ASSETS LESS LIABILITIES-(1.62)%		(4,635,384)
NET ASSETS-100.00%		$285,532,358

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco Ltd.	$18,806	$24,647	$(6,213)	$17,932	$(4,391)	$50,781	$286
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	80,166	4,495,565	(4,575,731)	-	-	-	2,204
Total	$98,972	$4,520,212	$(4,581,944)	$17,932	$(4,391)	$50,781	$2,490

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value**	Value
Equity Risk
S&P 500 Index	Call	08/15/2025	457	$6,295	$(287,681,500)	$(4,672,825)

**	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Quality ETF (SPHQ)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-0.43%
Electronic Arts, Inc.	408,575	$62,303,602
Consumer Discretionary-7.00%
Airbnb, Inc., Class A(b)	739,577	97,927,391
Best Buy Co., Inc.	309,082	20,108,875
Deckers Outdoor Corp.(b)	344,378	36,562,612
eBay, Inc.	1,031,011	94,595,259
Expedia Group, Inc.	207,885	37,465,035
lululemon athletica, inc.(b)	233,999	46,923,819
Mohawk Industries, Inc.(b)	84,883	9,719,952
NIKE, Inc., Class B	2,357,245	176,062,629
NVR, Inc.(b)	4,761	35,943,122
Pool Corp.(c)	74,763	23,037,471
Ralph Lauren Corp.	77,918	23,278,003
Ross Stores, Inc.	530,650	72,454,951
TJX Cos., Inc. (The)	2,034,049	253,300,122
Ulta Beauty, Inc.(b)	85,605	44,087,431
Williams-Sonoma, Inc.(c)	273,129	51,088,779
		1,022,555,451
Consumer Staples-18.46%
Church & Dwight Co., Inc.	415,326	38,945,119
Coca-Cola Co. (The)	6,591,132	447,471,951
Colgate-Palmolive Co.	1,372,549	115,088,234
Costco Wholesale Corp.	725,632	681,832,852
Kellanova	462,574	36,927,282
Kenvue, Inc.	3,298,849	70,727,323
Kimberly-Clark Corp.	768,603	95,783,306
Mondelez International, Inc., Class A	2,161,545	139,830,346
Monster Beverage Corp.(b)	1,753,650	103,026,938
PepsiCo, Inc.	2,216,202	305,658,580
Procter & Gamble Co. (The)	4,386,190	659,990,009
		2,695,281,940
Energy-0.70%
EOG Resources, Inc.	853,854	102,479,557
Financials-14.30%
Ameriprise Financial, Inc.	217,020	112,457,594
Arch Capital Group Ltd.	634,746	54,626,241
Erie Indemnity Co., Class A(c)	48,545	17,293,671
FactSet Research Systems, Inc.	64,464	25,972,546
Jack Henry & Associates, Inc.(c)	124,147	21,082,023
MarketAxess Holdings, Inc.	57,456	11,807,208
Mastercard, Inc., Class A	1,224,558	693,675,370
Moody’s Corp.	299,776	154,603,476
Progressive Corp. (The)	1,198,183	290,008,213
T. Rowe Price Group, Inc.	362,297	36,755,031
Visa, Inc., Class A	1,936,518	669,008,873
		2,087,290,246
Health Care-6.71%
Gilead Sciences, Inc.	2,711,485	304,472,651
IDEXX Laboratories, Inc.(b)	159,045	84,979,334
Incyte Corp.(b)	248,707	18,625,667
Merck & Co., Inc.	4,032,297	315,003,041
ResMed, Inc.(c)	254,231	69,135,578
Revvity, Inc.(c)	213,949	18,806,117
Waters Corp.(b)(c)	108,959	31,463,001
Zoetis, Inc.	940,992	137,187,224
		979,672,613
Industrials-26.57%
3M Co.	1,542,568	230,181,997
	Shares	Value
Industrials-(continued)
AMETEK, Inc.	390,721	$72,224,777
Automatic Data Processing, Inc.	1,015,515	314,301,893
Broadridge Financial Solutions, Inc.	206,533	51,118,983
C.H. Robinson Worldwide, Inc.	190,685	21,989,794
Caterpillar, Inc.	831,592	364,253,928
Cintas Corp.	630,430	140,302,197
Dover Corp.	263,379	47,708,472
Eaton Corp. PLC	669,256	257,476,168
Expeditors International of Washington, Inc.(c)	236,022	27,435,197
Fastenal Co.	1,906,095	87,928,162
GE Vernova, Inc.	604,827	399,361,220
Generac Holdings, Inc.(b)	96,529	18,793,231
General Electric Co.	2,250,556	610,080,721
Hubbell, Inc.	98,382	43,040,157
Illinois Tool Works, Inc.	682,148	174,609,424
J.B. Hunt Transport Services, Inc.	131,598	18,956,692
Jacobs Solutions, Inc.	251,240	35,643,419
Leidos Holdings, Inc.	209,104	33,383,454
Lennox International, Inc.	77,255	47,048,295
Lockheed Martin Corp.	412,898	173,821,800
Parker-Hannifin Corp.	219,387	160,569,345
Paychex, Inc.(c)	682,280	98,473,472
Paycom Software, Inc.(c)	78,047	18,071,002
Snap-on, Inc.	88,434	28,404,117
Trane Technologies PLC	428,702	187,805,772
United Parcel Service, Inc., Class B	1,426,771	122,930,589
W.W. Grainger, Inc.	88,893	92,407,829
		3,878,322,107
Information Technology-22.38%
Adobe, Inc.(b)	1,030,285	368,522,642
Apple, Inc.	3,636,330	754,793,018
Applied Materials, Inc.	1,251,100	225,273,066
Enphase Energy, Inc.(b)(c)	206,758	6,690,689
F5, Inc.(b)	95,703	29,995,234
Fortinet, Inc.(b)	1,691,012	168,932,099
Gartner, Inc.(b)	201,788	68,335,506
Intuit, Inc.	432,115	339,266,450
Jabil, Inc.	190,253	42,458,762
KLA Corp.	257,521	226,368,685
Lam Research Corp.	2,520,370	239,031,891
Motorola Solutions, Inc.	402,167	176,543,270
NetApp, Inc.	513,894	53,511,782
Salesforce, Inc.	1,492,943	385,671,965
Skyworks Solutions, Inc.	294,927	20,214,296
Trimble, Inc.(b)	571,537	47,946,239
Tyler Technologies, Inc.(b)	72,977	42,659,435
Western Digital Corp.(c)	532,637	41,913,205
Zebra Technologies Corp., Class A(b)	87,190	29,559,154
		3,267,687,388
Materials-1.98%
Ball Corp.	451,089	25,829,356
CF Industries Holdings, Inc.	305,878	28,394,655
Corteva, Inc.	1,110,084	80,070,359
Newmont Corp.(c)	1,850,260	114,901,146
PPG Industries, Inc.	382,788	40,384,134
		289,579,650
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Utilities-1.41%
Constellation Energy Corp.	590,369	$205,353,953
Total Common Stocks & Other Equity Interests (Cost $13,365,109,984)		14,590,526,507
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $4,372,493)	4,372,493	4,372,493
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $13,369,482,477)		14,594,899,000
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.67%
Invesco Private Government Fund, 4.32%(d)(e)(f)	27,350,636	27,350,636
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	70,990,206	$71,004,404
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $98,355,040)		98,355,040
TOTAL INVESTMENTS IN SECURITIES-100.64% (Cost $13,467,837,517)		14,693,254,040
OTHER ASSETS LESS LIABILITIES-(0.64)%		(93,727,578)
NET ASSETS-100.00%		$14,599,526,462

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,446,281	$70,257,750	$(75,331,538)	$-	$-	$4,372,493	$90,745
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,597,862	165,612,381	(188,859,607)	-	-	27,350,636	353,725 *
Invesco Private Prime Fund	131,318,020	341,034,252	(401,347,231)	4,326	(4,963)	71,004,404	953,881 *
Total	$191,362,163	$576,904,383	$(665,538,376)	$4,326	$(4,963)	$102,727,533	$1,398,351

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Spin-Off ETF (CSD)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-3.64%
Liberty Media Corp.-Liberty Live(b)(c)	31,766	$2,675,650
Consumer Discretionary-2.86%
PHINIA, Inc.	23,128	1,172,590
Victoria’s Secret & Co.(b)(c)	49,528	931,126
		2,103,716
Financials-2.47%
NCR Atleos Corp.(b)(c)	59,380	1,817,028
Health Care-13.87%
Embecta Corp.(c)	42,017	426,893
Enhabit, Inc.(b)	42,326	284,431
Fortrea Holdings, Inc.(b)	63,019	361,729
GE HealthCare Technologies, Inc.	71,927	5,129,833
Solventum Corp.(b)	55,869	3,986,812
		10,189,698
Industrials-45.40%
Amentum Holdings, Inc.(b)	100,647	2,513,156
Crane Co.	17,054	3,338,662
ESAB Corp.	25,766	3,457,024
Everus Construction Group, Inc.(b)(c)	36,855	2,736,852
GE Vernova, Inc.	10,136	6,692,699
GXO Logistics, Inc.(b)(c)	64,798	3,221,109
MasterBrand, Inc.(b)(c)	90,041	993,152
RXO, Inc.(b)(c)	92,546	1,429,836
U-Haul Holding Co., Series N	58,091	3,020,732
Veralto Corp.	53,054	5,561,651
Vestis Corp.(c)	63,155	382,719
		33,347,592
Information Technology-13.32%
Consensus Cloud Solutions, Inc.(b)(c)	10,093	203,677
Kyndryl Holdings, Inc.(b)	103,421	3,906,211
Ralliant Corp.(b)	57,863	2,645,497
Sandisk Corp.(b)	70,536	3,027,405
		9,782,790
Materials-4.50%
Knife River Corp.(b)	40,113	3,308,520
	Shares	Value
Real Estate-5.78%
Curbline Properties Corp.(c)	64,422	$1,423,726
Millrose Properties, Inc.(c)	90,074	2,701,319
Orion Properties, Inc.(c)	45,364	118,854
		4,243,899
Utilities-8.11%
Constellation Energy Corp.	17,125	5,956,760
Total Common Stocks & Other Equity Interests (Cost $56,453,943)		73,425,653
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $101,154)	101,154	101,154
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $56,555,097)		73,526,807
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.00%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,443,708	2,443,708
Invesco Private Prime Fund, 4.46%(d)(e)(f)	6,373,576	6,374,851
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,818,559)		8,818,559
TOTAL INVESTMENTS IN SECURITIES-112.09% (Cost $65,373,656)		82,345,366
OTHER ASSETS LESS LIABILITIES-(12.09)%		(8,882,612)
NET ASSETS-100.00%		$73,462,754

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,848	$184,336	$(102,030)	$-	$-	$101,154	$433
See accompanying notes which are an integral part of this schedule.

Invesco S&P Spin-Off ETF (CSD)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,518,892	$8,409,164	$(10,484,348)	$-	$-	$2,443,708	$40,125 *
Invesco Private Prime Fund	11,750,705	16,663,983	(22,039,844)	392	(385)	6,374,851	108,804 *
Total	$16,288,445	$25,257,483	$(32,626,222)	$392	$(385)	$8,919,713	$149,362

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Water Resources ETF (PHO)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Building Products-9.17%
A.O. Smith Corp.	1,314,425	$93,048,146
Advanced Drainage Systems, Inc.(b)	614,618	70,527,415
Zurn Elkay Water Solutions Corp.	847,455	37,499,884
		201,075,445
Chemicals-8.28%
Ecolab, Inc.	636,478	166,604,482
Hawkins, Inc.(b)	90,640	14,799,699
		181,404,181
Commercial Services & Supplies-7.17%
Tetra Tech, Inc.(b)	1,887,053	69,330,327
Veralto Corp.	836,690	87,710,213
		157,040,540
Construction & Engineering-7.08%
AECOM(b)	769,511	86,754,670
NWPX Infrastructure, Inc.(c)	66,908	2,795,416
Stantec, Inc. (Canada)	142,429	15,576,036
Valmont Industries, Inc.	137,239	49,948,134
		155,074,256
Electronic Equipment, Instruments & Components-4.44%
Badger Meter, Inc.	211,108	39,848,746
Itron, Inc.(c)	461,643	57,493,019
		97,341,765
Life Sciences Tools & Services-3.19%
Waters Corp.(c)	242,041	69,891,759
Machinery-25.58%
Energy Recovery, Inc.(c)	540,643	7,271,648
Franklin Electric Co., Inc.	278,333	26,149,385
Gorman-Rupp Co. (The)	61,905	2,548,010
IDEX Corp.	467,255	76,400,865
Lindsay Corp.	71,338	9,738,350
Mueller Industries, Inc.	793,279	67,722,228
Mueller Water Products, Inc., Class A	2,227,931	55,163,572
Pentair PLC	852,297	87,104,753
Watts Water Technologies, Inc., Class A	169,521	44,468,749
Xylem, Inc.	1,271,983	183,954,182
		560,521,742
Software-7.44%
Roper Technologies, Inc.	296,461	163,172,134
Trading Companies & Distributors-13.93%
Core & Main, Inc., Class A(b)(c)	1,542,251	98,148,854
Ferguson Enterprises, Inc.	927,179	207,066,886
		305,215,740
	Shares	Value
Water Utilities-13.67%
American States Water Co.	211,963	$15,598,357
American Water Works Co., Inc.	1,182,497	165,833,379
California Water Service Group	350,074	15,917,865
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Brazil)(b)	972,181	18,743,650
Consolidated Water Co. Ltd.(b)	125,837	3,660,598
Essential Utilities, Inc.	1,557,590	57,319,312
H2O America	248,472	11,998,713
Middlesex Water Co.	166,584	8,595,734
York Water Co. (The)	66,418	2,009,809
		299,677,417
Total Common Stocks & Other Equity Interests (Cost $1,653,631,115)		2,190,414,979

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $2,079,101)	2,079,101	2,079,101
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $1,655,710,216)		2,192,494,080
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.21%
Invesco Private Government Fund, 4.32%(d)(e)(f)	13,451,727	13,451,727
Invesco Private Prime Fund, 4.46%(d)(e)(f)	35,007,827	35,014,829
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,466,556)		48,466,556
TOTAL INVESTMENTS IN SECURITIES-102.25% (Cost $1,704,176,772)		2,240,960,636
OTHER ASSETS LESS LIABILITIES-(2.25)%		(49,360,725)
NET ASSETS-100.00%		$2,191,599,911
See accompanying notes which are an integral part of this schedule.

Invesco Water Resources ETF (PHO)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,261,782	$8,155,704	$(7,338,385)	$-	$-	$2,079,101	$17,586
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,670,601	79,376,767	(79,595,641)	-	-	13,451,727	116,783 *
Invesco Private Prime Fund	34,437,994	163,744,715	(163,167,612)	1,865	(2,133)	35,014,829	301,817 *
Total	$49,370,377	$251,277,186	$(250,101,638)	$1,865	$(2,133)	$50,545,657	$436,186

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco WilderHill Clean Energy ETF (PBW)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Aerospace & Defense-1.34%
Archer Aviation, Inc., Class A(b)	415,169	$4,164,145
Automobile Components-6.69%
Gentherm, Inc.(b)	151,038	4,839,257
QuantumScape Corp.(b)	982,368	8,448,365
Solid Power, Inc.(b)(c)	2,341,116	7,468,160
		20,755,782
Automobiles-7.28%
NIO, Inc., ADR (China)(b)(c)	1,235,401	6,016,403
Niu Technologies, ADR (China)(b)	1,202,261	4,328,140
Rivian Automotive, Inc., Class A(b)	310,738	3,999,198
Tesla, Inc.(b)	13,042	4,020,457
XPeng, Inc., ADR (China)(b)(c)	230,253	4,192,907
		22,557,105
Chemicals-6.27%
Albemarle Corp.	74,343	5,044,172
Aspen Aerogels, Inc.(b)	728,960	5,583,834
Corteva, Inc.	55,352	3,992,540
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)(b)(c)	131,304	4,825,422
		19,445,968
Construction & Engineering-6.16%
Ameresco, Inc., Class A(b)	281,109	4,756,364
Cadeler A/S, ADR (Denmark)(b)	229,837	4,817,384
MYR Group, Inc.(b)	24,924	4,822,794
Quanta Services, Inc.	11,586	4,705,422
		19,101,964
Electrical Equipment-29.36%
American Superconductor Corp.(b)	137,810	7,834,499
Amprius Technologies, Inc.(b)(c)	1,097,547	7,606,001
Array Technologies, Inc.(b)	646,521	4,202,386
Ballard Power Systems, Inc. (Canada)(b)(c)	2,742,030	5,017,915
Bloom Energy Corp., Class A(b)	191,493	7,159,923
Enovix Corp.(b)(c)	512,259	6,864,271
Eos Energy Enterprises, Inc.(b)(c)	933,763	5,322,449
Fluence Energy, Inc.(b)(c)	719,150	5,839,498
FuelCell Energy, Inc.(b)(c)	216,458	1,073,632
Hyliion Holdings Corp.(b)	3,044,870	4,567,305
Nextracker, Inc., Class A(b)	83,167	4,845,309
Plug Power, Inc.(b)(c)	3,754,348	5,631,522
Powell Industries, Inc.	23,864	5,658,154
Preformed Line Products Co.	27,520	4,247,162
Shoals Technologies Group, Inc., Class A(b)	847,428	4,567,637
Sunrun, Inc.(b)	672,835	6,903,287
T1 Energy, Inc. (Norway)(b)(c)	3,098,279	3,686,952
		91,027,902
Electronic Equipment, Instruments & Components-4.71%
Advanced Energy Industries, Inc.	32,377	4,497,813
Bel Fuse, Inc., Class B	46,055	5,988,992
Itron, Inc.(b)	33,049	4,115,923
		14,602,728
Food Products-1.11%
Darling Ingredients, Inc.(b)	105,745	3,424,023
Independent Power and Renewable Electricity Producers-4.79%
Brookfield Renewable Corp. (Canada)	133,354	4,884,757
	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
Ormat Technologies, Inc.	56,903	$5,087,697
ReNew Energy Global PLC, Class A (India)(b)	639,867	4,862,989
		14,835,443
Machinery-1.43%
ESCO Technologies, Inc.	22,955	4,446,384
Metals & Mining-10.50%
Atlas Lithium Corp. (Poland)(b)(c)	332,617	1,516,733
Lifezone Metals Ltd. (Isle of Man)(b)(c)	978,834	4,316,658
Lithium Americas Corp. (Canada)(b)(c)	1,665,031	4,279,130
Lithium Argentina AG (Canada)(b)(c)	2,206,204	5,846,441
MP Materials Corp.(b)	110,376	6,788,124
Sigma Lithium Corp. (Brazil)(b)(c)	885,466	4,595,568
Standard Lithium Ltd. (Canada)(b)(c)	2,194,588	5,201,174
		32,543,828
Oil, Gas & Consumable Fuels-3.73%
Gevo, Inc.(b)(c)	3,192,236	4,149,907
OPAL Fuels, Inc., Class A(b)(c)	1,297,070	3,074,056
REX American Resources Corp.(b)	83,284	4,354,087
		11,578,050
Passenger Airlines-2.62%
Joby Aviation, Inc.(b)(c)	488,072	8,131,280
Semiconductors & Semiconductor Equipment-12.78%
Canadian Solar, Inc. (Canada)(b)(c)	478,470	5,497,620
Enphase Energy, Inc.(b)	116,222	3,760,944
First Solar, Inc.(b)	33,076	5,779,369
JinkoSolar Holding Co. Ltd., ADR (China)(c)	241,841	5,305,992
Monolithic Power Systems, Inc.	6,135	4,363,457
Navitas Semiconductor Corp.(b)(c)	602,147	4,413,738
SolarEdge Technologies, Inc.(b)(c)	252,110	6,469,143
Universal Display Corp.	27,863	4,023,417
		39,613,680
Specialty Retail-1.17%
EVgo, Inc.(b)	1,079,565	3,638,134
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $354,436,271)		309,866,416
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.62%
Invesco Private Government Fund, 4.32%(d)(e)(f)	20,775,545	20,775,545
Invesco Private Prime Fund, 4.46%(d)(e)(f)	55,563,180	55,574,293
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $76,349,912)		76,349,838
TOTAL INVESTMENTS IN SECURITIES-124.56% (Cost $430,786,183)		386,216,254
OTHER ASSETS LESS LIABILITIES-(24.56)%		(76,160,241)
NET ASSETS-100.00%		$310,056,013
See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$453,923	$1,952,382	$(2,406,305)	$-	$-	$-	$2,573
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,006,372	50,486,345	(46,717,172)	-	-	20,775,545	201,544 *
Invesco Private Prime Fund	43,541,274	99,520,415	(87,487,191)	2,458	(2,663)	55,574,293	547,378 *
Total	$61,001,569	$151,959,142	$(136,610,668)	$2,458	$(2,663)	$76,349,838	$751,495

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025, for each Fund (except for Invesco S&P 500 BuyWrite ETF). As of July 31, 2025, all of the securities in Invesco S&P 500 BuyWrite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value of options held in Invesco S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,051,899,089	$-	$-	$6,051,899,089
Money Market Funds	2,226,975	289,421,286	-	291,648,261
Total Investments	$6,054,126,064	$289,421,286	$-	$6,343,547,350
Invesco Bloomberg Analyst Rating Improvers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$108,607,566	$-	$-	$108,607,566
Money Market Funds	-	5,933,810	-	5,933,810
Total Investments	$108,607,566	$5,933,810	$-	$114,541,376
Invesco Dorsey Wright Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,316,039,323	$-	$-	$1,316,039,323
Money Market Funds	1,019,721	86,671,470	-	87,691,191
Total Investments	$1,317,059,044	$86,671,470	$-	$1,403,730,514
Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$149,492,753	$148,852,266	$-	$298,345,019
Closed-End Funds	572,289	23,546,205	-	24,118,494
Money Market Funds	-	55,859,357	-	55,859,357
Total Investments	$150,065,042	$228,257,828	$-	$378,322,870

	Level 1	Level 2	Level 3	Total
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$139,337,912	$-	$-	$139,337,912
Money Market Funds	12,979	17,968,596	-	17,981,575
Total Investments	$139,350,891	$17,968,596	$-	$157,319,487
Invesco MSCI Sustainable Future ETF
Investments in Securities
Common Stocks & Other Equity Interests	$57,330,738	$79,164,449	$-	$136,495,187
Money Market Funds	219,057	24,926,001	-	25,145,058
Total Investments	$57,549,795	$104,090,450	$-	$161,640,245
Invesco S&P 500® Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$14,590,526,507	$-	$-	$14,590,526,507
Money Market Funds	4,372,493	98,355,040	-	102,727,533
Total Investments	$14,594,899,000	$98,355,040	$-	$14,693,254,040
Invesco S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$73,425,653	$-	$-	$73,425,653
Money Market Funds	101,154	8,818,559	-	8,919,713
Total Investments	$73,526,807	$8,818,559	$-	$82,345,366
Invesco Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,190,414,979	$-	$-	$2,190,414,979
Money Market Funds	2,079,101	48,466,556	-	50,545,657
Total Investments	$2,192,494,080	$48,466,556	$-	$2,240,960,636
Invesco WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$309,866,416	$-	$-	$309,866,416
Money Market Funds	-	76,349,838	-	76,349,838
Total Investments	$309,866,416	$76,349,838	$-	$386,216,254